Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Net	[1]	$ 24	$ 17	$ (30)
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		26	19	(31)
Other comprehensive income, Tax		(3)	(2)	1
Other comprehensive income, Net		23	17	(30)
Certificates of Deposit and Commercial Papers
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		1
Other comprehensive income, Net		1
Equity And Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		2	1	(3)
Other comprehensive income, Tax			1
Other comprehensive income, Net		$ 2	$ 2	$ (3)

[1]	net of taxes